Debt - Minimum Annual Repayments of Debt (Detail) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
2017	$ 10,279
2018	5,735
2019	3,869
2020	1,901
2021	1,961
2022 and thereafter	1,531
Total	25,276	$ 26,301
Industrial Activities [Member]
Debt Instrument [Line Items]
2017	1,331
2018	1,640
2019	1,504
2020	90
2021	763
2022 and thereafter	1,366
Total	7,691	8,260
Financial services [Member]
Debt Instrument [Line Items]
2017	8,948
2018	4,095
2019	2,365
2020	1,811
2021	1,198
2022 and thereafter	165
Total	20,061	21,176
Intersegment Debt [Member] | Industrial Activities [Member]
Debt Instrument [Line Items]
Total	997	1,046
Intersegment Debt [Member] | Financial services [Member]
Debt Instrument [Line Items]
Total	$ 1,479	$ 2,089